Ordinary Shares and Equity Incentive Plan - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Share Options, beginning balance (in shares)	18,834,740
Outstanding Share Options, Options exercised (in shares)	(3,919,606)
Outstanding Share Options, Options forfeited (in shares)	(1,129,920)
Outstanding Share Options, ending balance (in shares)	13,785,214	18,834,740
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, beginning balance (in dollars per share)	$ 2.05
Weighted-Average Exercise Price, Options exercised (in dollars per share)	1.07
Weighted-Average Exercise Price, Options forfeited (in dollars per share)	3.88
Weighted-Average Exercise Price, ending balance (in dollars per share)	$ 2.17	$ 2.05
Stock Options Additional Disclosures
Weighted-Average Remaining Contractual Life, Options outstanding	6 years 1 month 6 days	7 years
Aggregate Intrinsic Value, Options outstanding	$ 34,326	$ 109,397
Aggregate Intrinsic Value, Options exercised	$ 17,400	$ 68,600	$ 4,300
Outstanding Share Options, Options exercisable (in shares)	10,244,620
Weighted-Average Exercise Price, Options exercisable (in dollars per share)	$ 1.65
Weighted-Average Remaining Contractual Life, Options exercisable	5 years 6 months
Aggregate Intrinsic Value, Options exercisable	$ 30,632
Share-based Payment Arrangement, Option
Stock Options Additional Disclosures
Share-based payment arrangement, nonvested award, cost not yet recognized amount	$ 14,200